Data from FCR's Financial Statemets	12 Months Ended
Dec. 31, 2017
Condensed Financial Information [Line Items]
DATA FROM FCR's FINANCIAL STATEMENTS
NOTE 40:-	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed statements of financial position

	December 31
	2017	2016
	NIS in millions

ASSETS

CURRENT ASSETS
Cash and cash equivalents	94	510
Short-term loans and current maturities of long-term loans to subsidiaries	611	29
Financial derivatives	97	67
Other accounts receivable	7	2

Total current assets	809	608

NON-CURRENT ASSETS
Financial derivatives	300	490
Loans to subsidiaries	4,520	5,723
Investments in subsidiaries	8,428	9,042
Fixed assets, net	3	3

Total non-current assets	13,251	15,258

Total assets	14,060	15,866

	December 31
	2017	2016
	NIS in millions
LIABILITIES AND EQUITY

CURRENT LIABILITIES
Current maturities of non-current liabilities	1,297	1,104
Short-term loans from subsidiaries	50	-
Financial derivatives	16	36
Trade payables	3	5
Other accounts payable	161	275
Current tax payable	56	43
Dividend declared	68	-

Total current liabilities	1,651	1,463

NON-CURRENT LIABILITIES
Loans from banks and others	2,258	2,634
Long-term loans from subsidiaries	225	-
Debentures	8,786	10,128
Deferred taxes	-	1

Total non-current liabilities	11,269	12,763

EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
Share capital	246	249
Share premium	4,914	4,992
Reserves	16	(3)
Accumulated losses	(4,036)	(3,598)

Total equity	1,140	1,640

Total liabilities and equity	14,060	15,866

Condensed profit or loss statements

	Year ended December 31
	2017	2016	2015
	NIS in millions

Dividend income	206	244	167
Management fees from related companies	3	3	2
Finance income from subsidiaries	170	210	242
Other finance income	258	4	1,133

Total income	637	461	1,544

General and administrative expenses	61	68	53
Finance expenses	582	815	492
Exchange differences on loans to investees	-	159	391
Other expenses	137	7	-

Total expenses	780	1,049	936

Income (loss) before taxes on income	(143)	(588)	608
Taxes on income	22	12	55

Net income (loss) attributed to the Company	(165)	(600)	553

Condensed statements of cash flows

	Year ended December 31
	2017	2016	2015
	NIS in millions
Cash flows from operating activities of the Company:

Net income (loss) attributed to the Company	(165)	(600)	553

Adjustments required to present net cash provided by (used in) operating activities of the Company:

Adjustments to profit and loss items of the Company:

Depreciation	1	6	2
Dividend income	(206)	(244)	(167)
Finance expenses (income), net	154	760	(492)
Capital loss	132	-	-
Cost of share-based payment	11	9	3
Taxes on income (tax benefit)	22	12	55

	114	543	(599)
Changes in assets and liabilities of the Company:

Increase in other accounts receivable	(4)	1	-
Decrease in trade payables and other accounts payable	13	(11)	(26)

	9	(10)	(26)
Cash paid and received during the year by the Company for:

Interest paid	(694)	(522)	(649)
Interest received from subsidiaries	115	152	217
Taxes paid	(11)	(16)	(11)
Taxes received	2
Dividends received	-	-	3
Dividends received from subsidiaries	206	244	164

	(382)	(142)	(276)

Net cash used in operating activities of the Company	(424)	(209)	(348)

	Year ended December 31
	2017	2016	2015
	NIS in millions
Cash flows from investing activities of the Company:

Acquisition of fixed assets	(4)	(1)	- *)
Proceeds from sale of fixed assets	- *)	-	- *)
Investments in subsidiaries	(129)	(268)	(2,215)
Redemption of preferred shares of subsidiary	612	404	271
Loans repaid by (grant to) subsidiaries, net	953	(438)	154
Proceeds from sale of (investment in) marketable securities, net	55	2	182

Net cash provided by (used in) investing activities of the Company	1,487	(301)	(1,608)

Cash flows from financing activities of the Company:

Issue of shares (less issue expenses)	-	-	586
Exercise of stock options into shares	- *)	- *)	- *)
Repayment of loans for purchase of company shares	- *)	- *)	- *)
Purchase of treasury shares	(73)	-	-
Dividends paid to equity holders of the Company	(204)	(295)	(328)
Issue of debentures (less issue expenses)	-	-	2,183
Repayment and early redemption of debentures	(1,140)	(691)	(969)
Receipt (repayment) of long-term credit facilities from banks, net	(43)	1,371	1,102
Payment of long-term loan from institution	(13)	-	-
Unwinding of hedging transactions	-	3	-

Net cash provided by (used in) financing activities of the Company	(1,473)	388	2,574

Exchange differences on balance of cash and cash equivalents	(6)	(29)	(2)

Increase (decrease) in cash and cash equivalents	(416)	(151)	616
Cash and cash equivalents at the beginning of year	510	661	45

Cash and cash equivalents at the end of year	94	510	661

Significant non-cash activities of the Company:

Exchange of loan granted to subsidiaries for capital issuance	-	375	-
Dividend declared	68	-	-

*)	Represents an amount lower than NIS 1 million.

Note A – Basis of presentation -

The condensed financial information of the parent company (the “Solo report”) is prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). In the Solo report the investment in subsidiaries is stated at its deemed cost according to IAS 27. Accordingly, the Company does not record equity income from its subsidiaries in the Solo report. Dividends from subsidiaries are recorded as income in the condensed profit or loss statements.

Note B – Non-current liabilities -

Non-current debt attributed to the Company

Composition

	December 31
	2017	2016
	NIS in millions

Loans from banks and others (1) (3)	2,258	2,634
Debentures (2) (3)	8,786	10,128

	11,044	12,762

(1)	Composition of banks credit

	Effective	December 31
	interest	2017	2016
Denomination	%	NIS in millions

In NIS – unlinked*)	3.48%	-	205
In U.S.$*)	3.67%	1,282	1,531
In U.S.$	5.52%	255	294
In C$*)	3.20%	356	70
In €*)	2.69%	416	579

		2,309	2,679
Less - deferred finance costs		(19)	(21)

		2,290	2,658

Less - current maturities		(32)	(24)

		2,258	2,634

*) Variable interest

To secure credit obtained from banks, the Company and its wholly-owned subsidiaries have pledged shares of investees. Furthermore, the Company’s wholly-owned subsidiaries guarantee the credit obtained by the Company from banks.

As for financial covenants, refer to Note 21.d.

(2)	As for the composition of the debentures, refer to Note 19.a.

Debentures (Series J) are secured by a lien recorded on properties owned by a subsidiary of the Company, with aggregate fair value as of the reporting date amounted of NIS 1,176 million.

(3)	Maturities

	Loans from banks and others	Debentures
	NIS in millions

Year 1 - current maturities	32	1,265

Year 2	1,470	1,489
Year 3	156	1,158
Year 4	473	975
Year 5	159	711
Year 6 and thereafter	-	4,453
	2,258	8,786

	2,290	10,051

(2)	As for debentures (Series M) issued after the reporting period, refer to Note 19 above.

Note C - Contingent liabilities -

As for guarantees, refer to Note 26.b(3) above.

As for legal claims, refer to Note 26.d above.

Note D - Dividends from subsidiaries -

Dividends declared and received from subsidiaries:

	Year ended December 31
	2017	2016	2015
	NIS in millions

Citycon OYJ	206	244	164

FCR [Member]
Condensed Financial Information [Line Items]
DATA FROM FCR's FINANCIAL STATEMENTS
NOTE 39:-	DATA FROM FCR’s FINANCIAL STATEMETS

FCR is a public company listed on the Toronto Stock Exchange (TSX) and whose financial statements are public and prepared in accordance with IFRS. FCR’s accounting policy is identical to the accounting policies of the Company as presented in Note 2.

Taking into consideration, among other things, the extent of the disclosure regarding FCR and its operations, including in the Company’s reports, the Company was exempt from the inclusion of FCR’s financial statements in these financial statements of the Company.

Following are information from FCR’s financial statements as published by it:

Consolidated Balance Sheets
	December 31,
	2017	2016
	CAD in millions
ASSETS
NON-CURRENT ASSETS
Real Estate Investments
Investment properties - shopping centers (a)	9,226,206	8,370,298
Investment properties - development land (a)	72,041	67,149
Investment in joint ventures	202,231	146,422
Loans, mortgages and other real estate assets	133,163	324,979
Total real estate investments	9,633,641	8,908,848
Other non-current assets	32,008	21,997
Total non-current assets	9,665,649	8,930,845

CURRENT ASSETS
Cash and cash equivalents	11,507	12,217
Loans, mortgages and other real estate assets	146,985	28,316
Residential development inventory	5,483	5,010
Amounts receivable	25,437	21,175
Other assets	15,379	23,940
	204,791	90,658
Investments properties classified as held for sale	98,112	83,050
Total current assets	302,903	173,708
Total assets	9,968,552	9,104,553
LIABILITIES
NON-CURRENT LIABILITIES
Mortgages (b)	903,807	878,008
Credit facilities (b)	558,555	243,696
Senior unsecured debentures (c)	2,446,291	2,296,551
Convertible debentures	54,293	103,765
Other liabilities	16,914	27,076
Deferred tax liabilities	720,431	593,293
Total non-current liabilities	4,700,291	4,142,389

CURRENT LIABILITIES
Bank indebtedness (b)	3,144	15,914
Mortgages (b)	149,453	109,167
Credit facilities (c)	23,072	7,785
Senior unsecured debentures	149,675	249,891
Convertible debentures	-	103,868
Accounts payable and other liabilities	240,154	232,466
	565,498	719,091
Mortgages on investment properties classified as held for sale	7,079	9,990
Total current liabilities	572,577	729,081
Total liabilities	5,272,868	4,871,470

EQUITY
Shareholders’ equity	4,647,071	4,195,263
Non-controlling interests	48,613	37,820
Total equity	4,695,684	4,233,083
Total liabilities and equity	9,968,552	9,104,553

Consolidated Statements of Income
	Year Ended December 31
	2017	2016
	CAD in thousands
	(expect for per share data)
Property rental revenue	694,459	676,284
Property operating costs	256,949	254,287
Net operating income	437,510	421,997

Other income and expenses
Interest and other income	28,401	19,641
Interest expense	(157,411)	(158,687)
Corporate expenses	(36,442)	(34,910)
Abandoned transaction costs	(151)	(321)
Amortization expense	(1,963)	(1,287)
Share of profit from joint ventures	42,860	12,437
Other gain (losses) and (expenses)	(1,906)	(586)
Increase (decrease) in value of investment properties, net	458,363	218,078
	331,751	54,365
Income before income taxes	769,261	476,362
Deferred income taxes	125,101	90,570
Net income	644,160	385,792
Net income attributable to:
Common shareholders	633,089	382,714
Non-controlling interest	11,071	3,078
	644,160	385,792
Net income per share attributable to common shareholders:
Basic	2.59	1.62
Diluted	2.55	1.59

A.	Investment Properties

1.	Activity

The following tables summarize the changes in FCR’s investment properties for the year ended December 31, 2017 and year ended December 31, 2016:

	CAD in thousands
	Central Region	Eastern Region	Western Region	Total	Shopping Centers	Development Land
Balance as of January 1, 2017	3,711,238	1,825,533	2,983,726	8,520,497	8,453,348	67,149
Acquisitions	209,716	71,012	6,478	287,206	287,206	-
Capital expenditures	133,135	30,736	68,034	231,905	226,242	5,663
Increase (decrease) in value of investment properties, net	248,831	67,215	142,316	458,362	452,121	6,241
Straight-line rent and other changes	627	817	1,019	2,463	2,463	-
Dispositions	(25,790)	(15,236)	(49,048)	(90,074)	(90,074)	-
Reclassification to equity accounts joint ventures (1)	(14,000)	-	-	(14,000)	(14,000)	-
Balance as of December 31, 2017	4,263,757	1,980,077	3,152,525	9,396,359	9,317,306	79,053
Investment properties					9,226,206	72,041
Investment properties classified as held for sale					91,100	7,012
Total					9,317,306	79,053

(1) FCR sold a 50% interest in its Royal Orchard property and now owns its remaining 50% interest through an equity accounted joint venture.

	CAD in thousands
	Central Region	Eastern Region	Western Region	Total	Shopping Centers	Development Land
Balance as of January 1, 2016	3,337,859	1,820,967	2,748,246	7,907,072	7,870,719	36,353
Acquisitions	168,885	63,066	88,997	320,948	286,220	34,728
Capital expenditures	124,233	21,659	72,226	218,118	215,504	2,614
Reclassification to residential development inventory	(5,010)	-	-	(5,010)	(5,010)	-
Increase (decrease) in value of investments properties, net	110,167	21,096	86,815	218,078	217,574	504
Straight-line rent and other changes	2,239	1,148	2,461	5,848	5,848	-
Dispositions	(27,135)	(102,403)	(10,061)	(139,599)	(132,549)	(7,050)
Revaluation of deferred purchase price of shopping center	-	-	(4,958)	(4,958)	(4,958)	-
Balance as of December 31, 2016	3,711,238	1,825,533	2,983,726	8,520,497	8,453,348	67,149
Investment properties					8,370,298	67,149
Investment properties classified as held for sale					83,050	-
Total					8,453,348	67,149

Investment properties with a fair value of C$ 2.6 billion (December 31, 2016 - C$ 2.4 billion) are pledged as security for C$ 1.6 billion in mortgages and credit facilities.

2.	Investment property valuation

Stabilized capitalization rates by region for investment properties - shopping centers are set out in the table below:

	December 31, 2017		December 31, 2016
	Fair Value (CAD in	Weighted Average Capitalization	Fair Value (CAD in	Weighted Average Capitalization
	millions)	Rate	millions)	Rate
Central Region	4,204	5.1%	3,663	5.3%
Eastern Region	1,973	5.9%	1,819	6.0%
Western Region	3,140	5.2%	2,971	5.3%
Total or Weighted Average	9,317	5.3%	8,453	5.5%

The sensitivity of the fair values of shopping centers to stabilized capitalization rates as at December 31, 2017 is set out in the table below:

December 31, 2017
(Decrease) increase in capitalization rate	Resulting increase (decrease) in fair value of shopping centers (CAD in millions)
(0.75%)	1,406
(0.50%)	891
(0.25%)	426
0.25%	(376)
0.50%	(725)
0.75%	(1,046)

Additionally, a 1% increase or decrease in stabilized net operating income (“SNOI”) would result in an C$91 million increase or a C$79 million decrease, respectively, in the fair value of shopping centers. SNOI is not a measure defined by IFRS. SNOI reflects stable property operations, assuming a certain level of vacancy, capital and operating expenditures required to maintain a stable occupancy rate. The average vacancy rates used in determining SNOI for non-anchor tenants generally range from 2% to 5%. A 1% increase in SNOI coupled with a 0.25% decrease in stabilized capitalization rate would result in an increase in the fair value of shopping centers of C$515 million, and a 1% decrease in SNOI coupled with a 0.25% increase in the stabilized capitalization rate would result in a decrease in the fair value of shopping centers of C$457 million.

3.	Investment properties - Acquisitions

During the year ended December 31, 2017 and 2016, FCR acquires shopping centers and development land for rental income and future development and redevelopment opportunities as follows:

	Year ended December 31,
	2017		2016
	CAD in millions
	Shopping Centers	Development Land	Shopping Centers	Development Land
Total purchase price, including acquisition costs	287,206	-	286,220	34,728
Debt assumption on acquisition	(32,337)	-	-	-
Deposit on investment property applied	(189,200)	-	-	-
Total cash paid	65,669	-	286,220	34,728

4.	Investment properties classified as held for sale

FCR has certain investment properties classified as held for sale. These properties are considered to be non-core assets and are as follows:

	December 31,
	2017	2016
	CAD in millions
Aggregate fair value	98,112	83,050
Mortgages secured by investment properties classified as held for sale	7,079	9,990
Weighted average effective interest rate of mortgages secured by investment properties classified as held for sale	6.7%	4.1%

The increase of C$15.1 million in investment properties classified as held for sale from December 31, 2016, primarily arose from new investment properties classified as held for sale, offset by dispositions completed in the year and changes in fair value.

For the year ended December 31, 2017 and 2016, FCR sold shopping centers and development land as follows:

	Year ended December 31,
	2017	2016
	CAD in millions
Total selling price	90,074	139,600
Vendor take-back mortgages on sale	-	(6,950)
Property selling costs	(1,667)	(2,435)
Total cash proceeds	88,407	130,215

5.	Reconciliation of investment properties to total assets

Shopping centers and development land by region and a reconciliation to total assets are set out in the tables below:

	December 31, 2017
	CAD in thousands
	Central Region	Eastern Region	Western Region	Total
Total shopping centers and development land (1)	4,263,757	1,980,077	3,152,525	9,396,359
Cash and cash equivalents				11,507
Loans, mortgages and other real estate assets				280,148
Other assets				47,387
Amounts receivable				25,437
Investment in joint ventures				202,231
Residential development inventory				5,483
Total assets				9,968,552

	December 31, 2016
	CAD in thousands
	Central Region	Eastern Region	Western Region	Total
Total shopping centers and development land (1)	3,711,238	1,825,533	2,983,726	8,520,497
Cash and cash equivalents				12,217
Loans, mortgages and other real estate assets				353,295
Other assets				45,937
Amounts receivable				21,175
Investment in joint ventures				146,422
Residential development inventory				5,010
Total assets				9,104,553

(1) Includes investment properties classified as held for sale.

B.	Mortgages and credit facilities

	December 31, 2017
	2017	2016
	CAD in millions
Fixed rate mortgages	1,060,339	997,165
Unsecured facilities	485,727	183,451
Secured facilities	95,900	68,030
Mortgages and credit facilities	1,641,966	1,248,646

Current	172,525	116,952
Mortgages on investment properties classified as held for sale	7,079	9,990
Non-current	1,462,362	1,121,704
Total	1,641,966	1,248,646

Mortgages and secured facilities are secured by FCR’s investment properties. As at December 31, 2017, approximately C$2.6 billion (December 31, 2016 - C$2.4 billion) of investment properties out of C$9.4 billion (December 31, 2016 - C$8.5 billion) had been pledged as security under the mortgages and the secured facilities.

As of December 31, 2017, mortgages bear coupon interest at a weighted average coupon rate of 4.3% (December 31, 2016 - 4.5%) and mature in the years ranging from 2018 to 2028. The weighted average effective interest rate on all mortgages as at December 31, 2017 is 4.3% (December 31, 2016 - 4.4%).

Principal repayments of mortgages outstanding as at December 31, 2017 are as follows:

	Scheduled Amortization	Payments on Maturity	Total	Weighted Average Effective Interest Rate
	CAD in millions
2018	27,117	124,412	151,529	5.5%
2019	24,619	106,714	131,333	6.5%
2020	22,425	67,893	90,318	4.4%
2021	20,634	73,397	94,031	4.8%
2022	15,711	147,954	163,665	3.9%
2023 to 2028	46,488	382,978	429,466	3.5%
	156,994	903,348	1,060,342	4.3%
Unamortized deferred financing costs and premiums, net			(3)
Total			1,060,339

FCR has the ability under its unsecured credit facilities to draw funds based on Canadian bank prime rates and Canadian bankers’ acceptances (“BA rates”) for the Canadian dollar-denominated borrowings, and LIBOR rates or U.S. prime rates for U.S. dollar-denominated borrowings. As of December 31, 2017, FCR had drawn $387.2 million, as well as C$3.1 million in bank indebtedness on its unsecured credit facilities. Concurrently with the U.S. dollar draws, FCR entered into cross currency swaps to exchange its U.S. dollar borrowings into Canadian dollar borrowings.

During the second quarter, FCR extended the maturity of its C$800 million unsecured facility to June 30, 2022 on substantially the same terms.

In the fourth quarter, FCR also extended the maturity of its C$115 million secured facility to February 13, 2019 on substantially the same terms.

Credit facilities as at December 31, 2017 are summarized in the table below:

	Borrowing Capacity	Amounts Drawn	Bank Indebtedness and Outstanding Letters of Credit	Available to be drawn	Interest Rates	Maturity Date
	CAD in millions				%
Unsecured Operating Facilities
Revolving facility maturing 2022 (1)	800,000	(338,715)	(22,494)	438,791	BA + 1.20% or Prime +0.20% or US$ LIBOR +1.20%	June 30, 2022
Non-revolving facility maturing 2020 (2)	150,000	(147,012)	(13,932)	-	BA + 1.20% or Prime +0.20% or US$ LIBOR +1.20%	October 31, 2020
Secured Construction Facilities
Maturing 2019	115,000	(60,953)	(1,475)	52,572	BA + 1.125% or Prime + 0.125%	February 13, 2019
Maturing 2018	15,907	(15,572)	-	335	BA + 1.125% or Prime + 0.125%	March 31, 2018
Secured Facilities
Maturing 2019	11,875	(11,875)	-	-	BA + 1.125% or Prime + 0.125%	September 27, 2019
Maturing 2018	7,500	(7,500)	-	-	BA + 1.125% or Prime + 0.125%	September 6, 2018
Total	1,100,282	(581,627)	(37,901)	491,698

1.	FCR had drawn in U.S. dollars the equivalent of C$346.1 million which was revalued at C$338.7 million as at December 31, 2017.
2.	FCR had drawn in U.S. dollars the equivalent of C$150.0 million which was revalued at C$147.0 million as at December 31, 2017.

C.	Senior Unsecured debentures

					December 31,
					2017	2016
		Interest Rate		Principal	CAD in millions
Series	Maturity Date	Coupon	Effective	Outstanding	Liability	Liability
H	January 31, 2017	5.85%	5.99%	-	-	124,985
I	November 30, 2017	5.70%	5.79%	-	-	124,906
J	August 30, 2018	5.25%	5.66%	50,000	49,868	49,761
K	November 30, 2018	4.95%	5.17%	100,000	99,807	99,602
L	July 30, 2019	5.48%	5.61%	150,000	149,712	149,542
M	April 30, 2020	5.60%	5.60%	175,000	174,991	174,988
N	March 1, 2021	4.50%	4.63%	175,000	174,361	174,177
O	January 31, 2022	4.43%	4.59%	200,000	198,824	198,567
P	December 5, 2022	3.95%	4.18%	250,000	247,512	247,066
Q	October 30, 2023	3.90%	3.97%	300,000	298,951	298,794
R	August 30, 2024	4.79%	4.72%	300,000	301,172	301,323
S	July 31, 2025	4.32%	4.24%	300,000	301,587	301,768
T	May 6, 2026	3.60%	3.56%	300,000	300,865	300,963
U	July 12, 2027	3.75%	3.82%	300,000	298,316	-
Weighted Average or Total		4.36%	4.42%	2,600,000	2,595,966	2,546,442
Current				150,000	149,675	249,891
Non- Current				2,450,000	2,446,291	2,296,551
Total				2,600,000	2,595,966	2,546,442

Interest on the senior unsecured debentures is payable semi-annually and principal is payable on maturity.

On July 10, 2017, FCR completed the issuance of C$300 million principal amount of Series U senior unsecured debentures due July 12, 2027. These debentures bear interest at a coupon rate of 3.753% per annum, payable semi-annually commencing January 12, 2018.